Contingencies, Commitments, and Warranties	12 Months Ended
Dec. 31, 2023
Contingencies, Commitments, and Warranties [Abstract]
Contingencies, Commitments, and Warranties
30.	Contingencies, Commitments, and Warranties

In the opinion of Management and its legal advisors, the provisions registered mainly for lawsuits (civil, tax, labor claims, administrative proceedings, and contentious-administrative proceedings) are sufficient to cover the results of these probable contingencies (note 21), leaving as possible contingencies an amount of S/ 482.3 million (S/ 390.1 million as of December 31, 2022).

A.	Tax contingencies

As of December 31, 2023, the Company considers that the maximum exposure for tax contingencies of the Corporate amounts to S/ 411.6 million (S/ 311 million as of December 31, 2022), according to the following details:

i)	Appeal Process before the Tax Court totaling S/ 309.5 million, corresponding to: (i) AENZA S.A.A., income tax for the years 2013, 2014 and 2015 for S/ 149.1 million; (ii) Cumbra Peru S.A., income tax for the years 2012, 2014, 2015 and 2016 for S/ 112.7 million; (iii) Cumbra Ingenieria S.A., income tax 2013, 2014, 2015 and 2016 for S/ 21.1 million; (iv) Consorcio Constructor Ductos del Sur for income tax for the year 2014 for S/ 14.8 million; (v) Consorcio Constructor Chavimochic, income tax 2014, 2015 and 2016 for S/ 9.3 million; (iv) Viva Negocio Inmobiliario S.A.C., income tax 2009 for S/ 1.7 million; and (vii) Unna Transporte S.A.C., income tax and general sales tax for 2015 for S/ 0.8 million.

ii)	Claim process before SUNAT for S/ 96.1 million: (i) AENZA S.A.A., income tax for the year 2017 for S/ 79.8 million; (ii) Cumbra Ingenieria S.A., for income tax for the year 2019 for S/ 11 million; and (iii) Viva Negocio Inmobiliario S.A.C., for income tax for the year 2021 for S/ 5.3 million.

iii)	Claim proceeding before the Judicial Power for S/ 6.1 million: (i) AENZA S.A.A., for income tax for the year 2010 for S/ 6 million; and (ii) Viva Negocio Inmobiliario S.A.C., for non-domiciled income tax for the year 2011 for S/ 0.1 million.

As of December 31, 2022 and 2023, in the opinion of the Corporation’s Management, all of the aforementioned processes will be favorable considering their characteristics and the evaluation of its legal advisors.

B.	Other contingencies

As of December 31, 2023, the Company considers that the maximum exposure for other contingencies of the Corporation amounts to S/  70.7 million (S/ 79.1 million at year end 2022), according to the following details:

i)	Labor lawsuits for S/ 29.3 million (S/ 22.2 million in 2022), mainly by Morelco S.A.S for S/ 26.6 million, Unna Energia S.A. for S/ 1.4 million and Unna Transporte S.A.C for S/ 1.3 million (in 2022 mainly by Morelco S.A.S for S/ 19 million, Unna Energia S.A. for S/ 1.6 million, Unna Transporte S.A.C for S/ 1.2 million, Cumbra Peru S.A. for S/ 0.3 million and Viva Negocio Inmobiliario S.A.C. for S/ 0.1 million).

ii)	Civil lawsuits, corresponding mainly to indemnities for damages, contract terminations and obligations to give a sum of money amounting to S/ 18.6 million (S/ 26.9 million at year-end 2022), mainly by Cumbra Peru S.A. for S/ 15.2 million, Cumbra Ingenieria S. A. for S/ 1.8 million, Unna Transporte S.A.C. for S/ 0.6 million, Red Vial 5 S.A. for S/ 0.6 million, Morelco S.A.S. for S/ 0.3 million, and Viva Negocio Inmobiliario S.A.C. for S/ 0.1 million (in 2022 mainly by Cumbra Peru S.A. for S/ 20.1 million, Cumbra Ingenieria S.A. for S/ 3.8 million, and Unna Transporte S.A.C. for S/ 1.9 million, Red Vial 5 S.A. for S/ 0.6 million, Viva Negocio Inmobiliario S.A.C. for S/ 0.3 million and Morelco S.A.S. for S/ 0.2 million).

iii)	Administrative lawsuits amounting to S/ 17.6 million (S/ 15.3 million in 2022), related to the subsidiaries Unna Energia S.A. for S/ 14.6 million and Morelco S.A.S. for S/ 3 million (in 2022, Unna Energia S.A. for S/ 12.8 million and Morelco S.A.S. for S/ 2.5 million).

iv)	Administrative proceedings amounting to S/ 5.2 million (S/ 14.7 million in 2022), mainly related to Aenza S.A.A. for S/ 3.5 million, to the subsidiaries Tren Urbano de Lima S.A. for S/ 0.7 million, Cumbra Peru S.A. for S/ 0.5 million, and Viva Negocio Inmobiliario S.A.C. for S/ 0.5 million (in 2022, Cumbra Peru S.A. for S/ 6 million, Tren Urbano de Lima S.A. for S/ 4.8 million, AENZA S.A.A. for S/ 3.5 million and Viva Negocio Inmobiliario S.A.C. for S/ 0.4 million).

C.	Letters of guarantee and Guarantors

As of December 31, 2023, the Corporation has different letters of guarantee and guarantors in force in various financial entities ensuring operations for US$ 538.3 million (US$ 574.6 million as of December 31, 2022).